Condensed Consolidated Interim Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenues from sales of products		$ 17	$ 66	$ 61	$ 210	$ 263
Cost of sales	(2)	(6)	(17)	(34)	(165)	(55)
Gross profit (loss)	(2)	11	49	27	45	208
Research and development expenses	(9)	(6)	(29)	(19)	(369)	(1,938)
Selling and marketing expenses	(49)	(57)	(95)	(114)	(238)	(272)
General and administrative expenses	(2,772)	(795)	(3,377)	(1,522)	(3,758)	(5,576)
Operating loss	(2,832)	(847)	(3,452)	(1,628)	(4,320)	(7,578)
Financing expenses, net	(1,203)	(79)	(2,011)	(74)	(155)	47
Other income, net	3	117	3	105	428	985
Changes in fair value of investments measured under the fair value option (Notes 3,4,5,6), net	(520)	30	(349)	114	(1,300)	(714)
Net loss from continuing operations	(4,552)	(779)	(5,809)	(1,483)
Gain (loss) from discontinued operations (Note 9)	44	(21)	44	(139)
Net loss	(4,508)	(800)	(5,765)	(1,622)	(5,347)	(7,260)
Net - loss attributable to non-controlling interests	(1)	13	63	66	154	738
Net loss attributable to the Company’s stockholders’ equity	$ (4,509)	$ (787)	$ (5,702)	$ (1,556)	$ (5,193)	$ (6,522)
Total loss per share (basic)	$ (0.18)	$ (0.23)	$ (0.28)	$ (0.49)	$ (0.89)	$ (5.43)
Total loss per share (diluted)	$ (0.18)		$ (0.54)		$ (0.89)	$ (5.43)
Weighted average number of shares of Common Stock outstanding - basic	24,888,868	3,408,878	20,553,619	3,184,772	5,846,231	1,200,608
Weighted average number of shares of Common Stock outstanding - diluted	25,528,458		22,746,410		5,846,231	1,200,608
Comprehensive loss:
Net loss	$ (4,508)	$ (800)	$ (5,765)	$ (1,622)	$ (5,347)	$ (7,260)
Other comprehensive income (loss) - Foreign currency translation adjustments	(8)		(13)
Comprehensive loss	(4,516)	(800)	(5,778)	(1,622)
Other comprehensive income (loss) attributable to non-controlling interests -foreign currency translation adjustments	2		4
Comprehensive loss attributable to the Company’s stockholders	$ (4,515)	$ (787)	$ (5,711)	$ (1,556)
Loss per share from continuing operations (basic)	$ (0.18)	$ (0.22)	$ (0.28)	$ (0.45)
Loss per share from discontinued operations (basic)	0.00	(0.01)	0.00	(0.04)
Loss per share from continuing operations (diluted)	(0.18)		(0.54)
Loss per share from discontinued operations (diluted)	$ 0.00		$ 0.00